SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                Form 12b-25

                        NOTIFICATION OF LATE FILING

  [ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [X]Form N-SAR

                      Commission file number 000-13822

                       ResCon Technology Corporation
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                          Full Name of Registrant

                                    N/A
                           ---------------------
                         Former Name of Registrant

         Vanderbilt Center, 300 Vanderbilt Motor Parkway, Suite 200
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         Address of Principle Executive Offices (street and number)

                         Hauppauge, New York 11788
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                          City, State and Zip Code

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                     Part II - Rules 12b-25 (b) and (c)
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     If the subject could be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed. (Check if appropriate).

  [X]    (a)   The reasons described in reasonable detail in Part III
          of this form could not be eliminated without unreasonable effort or expense;

  [X]    (b)   The subject annual report, semi-annual report,
          transition report on Form 10-K, Form 20-F, Form 11-K,

          Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

  [ ] (c) The accountant's statements or other exhibit required by Rule 12b-25 (c) has been attached if applicable.







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                            Part III - Narrative
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     State below in reasonable detail the reasons why Form 10-K, 10-KSB,
20-F, 11-K, 10-Q, 10- QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The quarterly report of the registrant on Form 10-QSB could not be filed because management requires additional time to compile and verify the data required to be included in the report. The report will be filed within five days of the date the original report was due.

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                        Part IV - Other Information
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(1)  Name and telephone number of person to contact in regard to this notification

     Christian Nigohossian          (631)              630-2240
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          Name                     Area Code      Telephone Number

(2) Have all other reports required under Section 13 or 15 (b) of the Securities and Exchange Act of 1934 or Section 30 or the Investments Act of 1940 during the preceding 12 months (or for such shorter)period that the Registrant was required to file such reports been filed? If answer is no, identify report(s).

     [X] Yes   [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     [ ] Yes   [X] No


     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                       ResCon Technology Corporation
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                (Name of Registrant as Specified in Charter)


     has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: April 15, 2003          By: /s/ Christian Nigohossian
                                  ---------------------------
                                  Christian Nigohossian, President